Loss Per Share (Details) - Schedule of basic and diluted loss per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss from continuing operations	$ (28,945)	$ (55,210)	$ (36,089)
Less: Net loss attributable to noncontrolling interest from continuing operation	(190)	(54)	(1)
Net loss from continuing operations attributable to Borqs Technologies, Inc.	(28,755)	(55,156)	(36,088)
Accretion to redemption value of preferred shares for continuing operations
Net loss from continuing operations attributable to Borqs Technologies, Inc.’s ordinary shareholders	(28,755)	(55,156)	(36,088)
Net income (loss) from discontinued operations	(9,916)	(1,392)	1,302
Less: Net income (loss) attributable to noncontrolling interest from discontinued operation	(4,639)	(683)	716
Net income (loss) from discontinued operations attributable to Borqs Technologies, Inc.	(5,277)	(709)	586
Net loss attributable to Borqs Technologies, Inc.’s ordinary shareholders	$ (34,032)	$ (55,865)	$ (35,502)
Denominator:
Weighted-average number of ordinary shares—basic (in Shares)	22,951,092	7,370,719	2,782,188
Weighted-average number of ordinary shares—diluted (in Shares)	22,951,092	7,370,719	2,782,188
Weighted-average number of shares outstanding from discontinued operations—basic (in Shares)	22,951,092	7,370,719	2,782,188
Weighted-average number of shares outstanding from discontinued operations—diluted (in Shares)	22,951,092	7,370,719	2,782,188
Net loss per share from continuing operations attributable to Borqs Technologies, Inc.
Loss per share—Basic: (in Dollars per share)	$ (1.25)	$ (7.48)	$ (12.97)
Loss per share—Diluted: (in Dollars per share)	(1.25)	(7.48)	(12.97)
Net earnings (loss) per share from discontinued operations attributable to Borqs Technologies, Inc.
Earnings (loss) per share—Basic: (in Dollars per share)	(0.23)	(0.1)	0.21
Earnings (loss) per share—Diluted: (in Dollars per share)	(0.23)	(0.1)	0.21
Net loss per share attributable to Borqs Technologies, Inc.
Loss per share—Basic: (in Dollars per share)	(1.48)	(7.58)	(12.76)
Loss per share—Diluted: (in Dollars per share)	$ (1.48)	$ (7.58)	$ (12.76)